Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Common stock subject to possible redemption, shares	18,663,171
Common stock subject to possible redemption value per share | $ / shares	$ 10.10
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	7,230,308
Common stock, shares outstanding	7,230,308
Common Stock
Common stock subject to possible redemption, shares	18,663,171
Common stock, shares authorized	100,000,000
Common stock, shares issued	7,230,308
Common stock, shares outstanding	7,230,308